OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Bank obligations current (Details) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings
Other current financial liabilities	$ 56,114,977	$ 67,981,405
Bank loans
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Other current financial liabilities	21,542,736	31,470,003
Banco Scotiabank 3.64% Effective Rate Monthly Amortization Obligation | Bank loans
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Other current financial liabilities		300,000
Nominal interest rate			3.64%
Effective interest rate percentage			3.64%
Envases Central S.A. | Banco Bice 2.13% Effective Rate Semiannual Amortization obligation | Bank loans
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Other current financial liabilities	726,943	709,794
Nominal interest rate			2.13%
Effective interest rate percentage			2.13%
Embotelladora del Atlantico S.A. | Banco de la Nacion Argentina 20.00 % Effective Rate Monthly Amortization obligation | Bank loans
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Other current financial liabilities	1,071	9,965,133
Nominal interest rate			20.00%
Effective interest rate percentage			20.00%
Embotelladora del Atlantico S.A. | Banco Galicia y Buenos Aires S.A. 20.00% Effective Rate Monthly Amortization Obligation | Bank loans
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Other current financial liabilities		3,352,417
Nominal interest rate			20.00%
Effective interest rate percentage			20.00%
Rio De Janeiro Refrescos Ltda | Banco Itau 7.48 % Effective Rate Monthly Amortization obligation | Bank loans
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Other current financial liabilities		298,456
Nominal interest rate			7.48%
Effective interest rate percentage			7.48%
Rio De Janeiro Refrescos Ltda | Banco Santander 6.63% Effective Rate Monthly Amortization obligation | Bank loans
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Other current financial liabilities		1,359,471
Nominal interest rate			6.63%
Effective interest rate percentage			6.63%
Rio De Janeiro Refrescos Ltda | Banco Itau 6.63% Effective Rate Monthly Amortization obligation | Bank loans
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Other current financial liabilities	171,415
Nominal interest rate			6.63%
Effective interest rate percentage			6.63%
Rio De Janeiro Refrescos Ltda | Banco Santander 7.15% Effective Rate Monthly Amortization obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities	277,517
Nominal interest rate			7.15%
Effective interest rate percentage			7.15%
Rio De Janeiro Refrescos Ltda | Banco Itau 7.15 % Effective Rate Quarterly Amortization obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities		1,611,747
Nominal interest rate			7.15%
Effective interest rate percentage			7.15%
Rio De Janeiro Refrescos Ltda | Banco Itau 4.50% Effective Rate Semiannual Amortization obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities		2,541,016
Nominal interest rate			4.50%
Effective interest rate percentage			4.50%
Rio De Janeiro Refrescos Ltda | Banco Santander 4.50% Effective Rate Quarterly Amortization Obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities	2,455,578
Nominal interest rate			4.50%
Effective interest rate percentage			4.50%
Rio De Janeiro Refrescos Ltda | Banco Itau 6.24% Effective Rate Quarterly Amortization Obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities	17,910,212	$ 11,331,969
Nominal interest rate			6.24%
Effective interest rate percentage			6.24%
Up to 90 days | Embotelladora del Atlantico S.A. | Banco de la Nacion Argentina 20.00 % Effective Rate Monthly Amortization obligation | Bank loans
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Other current financial liabilities	1,071
Up to 90 days | Rio De Janeiro Refrescos Ltda | Banco Itau 6.63% Effective Rate Monthly Amortization obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities	82,480
Up to 90 days | Rio De Janeiro Refrescos Ltda | Banco Santander 7.15% Effective Rate Monthly Amortization obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities	83,151
Up to 90 days | Rio De Janeiro Refrescos Ltda | Banco Santander 4.50% Effective Rate Quarterly Amortization Obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities	616,808
90 days to 1 year | Envases Central S.A. | Banco Bice 2.13% Effective Rate Semiannual Amortization obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities	726,943
90 days to 1 year | Rio De Janeiro Refrescos Ltda | Banco Itau 6.63% Effective Rate Monthly Amortization obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities	88,935
90 days to 1 year | Rio De Janeiro Refrescos Ltda | Banco Santander 7.15% Effective Rate Monthly Amortization obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities	194,366
90 days to 1 year | Rio De Janeiro Refrescos Ltda | Banco Santander 4.50% Effective Rate Quarterly Amortization Obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities	1,838,770
90 days to 1 year | Rio De Janeiro Refrescos Ltda | Banco Itau 6.24% Effective Rate Quarterly Amortization Obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities	$ 17,910,212